Commitments and Contingencies - Additional Information - Equinor (Details) - USD ($)	1 Months Ended
	Nov. 30, 2017	Dec. 31, 2018
Randgrid shuttle tanker
Loss Contingencies [Line Items]
Estimated claim	$ 100,000,000
Minimum
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued		$ 0
Maximum
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued		$ 14,000,000